Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Schedule of other financial liabilities
The detail of Other financial liabilities in the consolidated balance sheets is as follows:

EUR million
	2023	2022	2021
Trade payables	1,783	1,563	1,475
Clearing houses	1,269	1,200	650
Tax collection accounts:
Public Institutions	4,986	5,796	5,315
Factoring accounts payable	272	262	275
Unsettled financial transactions	6,412	5,429	3,779
Lease liabilities (note 2.k)	2,400	2,622	2,856
Other financial liabilities	23,065	20,187	15,523
	40,187	37,059	29,873

Disclosure of maturity analysis for non-derivative financial liabilities
The distribution of the book value of debt securities issued by contractual maturity at 31 December 2023 is shown below:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	5,934	3,160	21,435	30,529
Senior unsecured debt	2,788	23,351	54,527	35,156	28,099	143,921
Senior secured debt	3,283	17,845	33,733	20,344	12,754	87,959
Promissory notes and other securities	22,802	23,368	—	—	—	46,170
Debt securities issued	28,873	64,564	94,194	58,660	62,288	308,579
The distribution by contractual maturity of the notional amounts of these debt securities issued at 31 December 2023 is as follows:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	5,913	3,135	20,978	30,026
Senior unsecured debt	2,741	22,957	53,607	34,563	27,624	141,492
Senior secured debt	3,290	17,884	33,806	20,388	12,782	88,150
Promissory notes and other securities	22,788	23,352	—	—	—	46,140
Debt securities issued	28,819	64,193	93,326	58,086	61,384	305,808
The analysis of the maturities of lease liabilities at 31 December 2023, 2022 and 2021 is shown below:

EUR million
	2023	2022	2021
Maturity Analysis - Discounted payments
Within 1 year	586	707	690
Between 1 and 3 years	918	1,005	933
Between 3 and 5 years	480	454	534
Later than 5 years	416	456	699
Total discounted payments at the end of the year	2,400	2,622	2,856